MFS(R) Mutual Funds
SEMIANNUAL REPORT 1/31/03

MFS(R) STRATEGIC VALUE FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) STRATEGIC VALUE FUND

A MULTI-CAP VALUE APPROACH

Applies a disciplined value approach across market capitalizations with a focus on turnarounds and restructurings, usually involving quality companies that have fallen out of favor.

The fund seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
INSIGHTS FROM THE CHAIRMAN                         3
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK                      5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              16
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     32
----------------------------------------------------
TRUSTEES AND OFFICERS                             40
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      42
----------------------------------------------------
CONTACT INFORMATION                               43
----------------------------------------------------
ASSET ALLOCATION                                  44

-------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE               NO BANK GUARANTEE
NOT A DEPOSIT               NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

One can always find reasons not to invest. After three tough years in a row, it is only natural that investors - especially stock investors - may feel discouraged. People have fled in record numbers to the perceived safety of government bonds. Some folks are claiming they'll never invest in the stock market again.

However, times like the present, when investors are feeling most worried and discouraged, have historically been times of opportunity for long-term investors. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that that period ushered in the bull market of the mid- to late-1990s.

REASONS FOR OPTIMISM
We would also argue that beyond the negative daily headlines, much of the longer-term news in the past several months has been positive. Although many feared a "double-dip" recession last year, it did not happen. The U.S. economy grew modestly throughout 2002, and the consensus view seems to be for continued slow growth in 2003. Wages and worker productivity, according to the U.S. Labor Department, have been rising over the past year. We have seen companies in general become leaner and stronger, and corporate profits have slowly begun to recover. Corporate accounting scandals, which dragged down investor confidence and the market for much of last year, seem to be largely behind us.

IN OUR VIEW, A TIME OF OPPORTUNITY
Of course, there are always reasons to be concerned about the markets. As I write this in mid-February, political issues in Iraq and North Korea remain a serious concern for investors. Unemployment, while still relatively moderate by historical standards, has risen to a level that may affect consumer spending. We would also caution that, although stock valuations have fallen dramatically over the past several years, some areas of the market may still be overvalued.

However, our experience during nearly eight decades of investing has been that markets have always been cyclical and that investors may miss opportunities by waiting for all signs to indicate the cycle is turning up. It is impossible to call a market bottom, except in retrospect, and no one can say for certain whether the market will head up or down over the near term. But this seems to us like a particularly important time to take a long-term view.

These are issues best discussed with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation. But we would point out that times of great disappointment and uncertainty have often been periods of opportunity for long-term investors, and, in our view, we may be in the midst of such a period.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    February 18, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
INSIGHTS FROM THE CHAIRMAN
-------------------------------------------------------------------------------

STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid-to-late 1990's raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;'" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

Past performance is no guarantee of future results.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW AND OUTLOOK
-------------------------------------------------------------------------------

A VARIETY OF PERFORMANCE DRIVERS

Accounting scandals, mixed signals for economic recovery, and a potential war with Iraq have driven stock market performance for the past six months. Early in the period, continued fallout from earlier accounting scandals contributed to market volatility. Stocks rallied in October and November when economic news was released that pointed to an improving economy that many believed would boost sagging corporate earnings. When fears of a war with Iraq intensified, stock prices slipped and gave up some of the gains achieved in the fall. Throughout the period, value stocks, as measured by the Russell 1000 Value Index, which was down -5.82%, outperformed the Standard & Poor's 500 Stock Index (S&P 500), which was down more than -23%. (The S&P 500 is a commonly used measure of the broad U.S. stock market.)

TOP PERFORMING STOCKS

The period we just completed was truly a stockpicker's market. Many of the fund's most successful stock selections came from sectors that had suffered heavy losses in the first half of the year.

We purchased biotechnology stock Genzyme after its price had plunged when it missed its earnings target because of disappointing sales and high inventory of its popular kidney drug, Renegel. The company worked through its inventory issues during the period and saw its revenues turn positive. We sold the stock when it reached our price target.

For much of the year, AT&T Wireless had difficulty raising capital and the wireless industry performed poorly. We added to our position as the company's stock price dropped and were rewarded when the stock took part in the October and November rally, helped by its reports of solid growth in its customer base.

-----------------------------------------------
TOP 5 INDUSTRY WEIGHTINGS
1/31/03

PHARMACEUTICALS                           8.97%
-----------------------------------------------
BANKS AND CREDIT COMPANIES                8.17%
-----------------------------------------------
INTEGRATED ENERGY                         7.95%
-----------------------------------------------
CELLULAR TELEPHONE                        6.42%
-----------------------------------------------
INSURANCE                                 5.95%
-----------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------

The stock of media and entertainment giant Viacom continued to rise, buoyed by growing advertising revenues. However, the company did give up some of its earlier gains in the fourth quarter of 2002 when investors started to worry about the economic recovery. Also, Viacom's Blockbuster subsidiary lowered its earnings forecast in the fourth quarter.

After general price declines in the technology sector, the stock price of computer software manufacturer Oracle looked attractive to us. Oracle's stock price rose during the fall rally and was further supported by the company's better-than-expected revenues for the fourth quarter.

DISAPPOINTING STOCK SELECTIONS

Sears was our biggest disappointment. Although the company had made good progress in strengthening its retail operations, significant problems in its credit card business caused the company's stock price to plunge. We sold our holdings in insurer Cigna when the company announced that it had mispriced a large block of its business. Energy trader El Paso was another stock that we sold when it underperformed for a variety of reasons, including large unreported liabilities, increased capital costs, and an unwillingness by a number of its trading partners to continue to do business with the company.

Calpine, an energy producer and distributor, also detracted from fund performance. Its stock price declined when the company's credit was downgraded and it had difficulty getting access to much-needed capital. However, the company's stock price has recovered somewhat after the company sold some assets and completed a stock offering.

OUTLOOK

Over the near term, we expect that uncertainty will continue to characterize market performance. In our view, a possible war with Iraq will contribute to market volatility and investor pessimism. We believe that this is an excellent environment for our disciplined, bottom-up analysis. We will continue to look for companies with strong management teams in place who are committed to adding value to their company.

/s/ Kenneth J. Enright

    Kenneth J. Enright
    Portfolio Manager


The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 1/31/03
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

TOTAL RETURNS

-----------------------
Average annual
without sales charge
-----------------------

                       Class
  Share class     inception date       6-mo        1-yr       3-yr       Life*

       A             3/17/98            --       -18.83%      3.88%     10.09%
------------------------------------------------------------------------------
       B            12/29/00            --       -19.34%      3.43%      9.80%
------------------------------------------------------------------------------
       C            12/29/00            --       -19.34%      3.43%      9.80%
------------------------------------------------------------------------------
       I             3/17/98            --       -18.48%      4.16%     10.19%
------------------------------------------------------------------------------
       R            12/31/02            --       -18.83%      3.88%     10.09%
------------------------------------------------------------------------------
     529A            7/31/02            --       -18.98%      3.81%     10.05%
------------------------------------------------------------------------------
     529B            7/31/02            --       -19.16%      3.74%     10.00%
------------------------------------------------------------------------------
     529C            7/31/02            --       -19.16%      3.74%     10.00%

-----------------------
Average annual
with sales charge
-----------------------

       A                                --       -23.50%      1.85%      8.76%
------------------------------------------------------------------------------
       B                                --       -22.56%      2.48%      9.51%
------------------------------------------------------------------------------
       C                                --       -20.14%      3.43%      9.80%
------------------------------------------------------------------------------
     529A                               --       -23.64%      1.78%      8.72%
------------------------------------------------------------------------------
     529B                               --       -22.36%      2.80%      9.71%
------------------------------------------------------------------------------
     529C                               --       -19.96%      3.74%     10.00%

-----------------------
Cumulative without
sales charge
-----------------------

  Share class                        6-mo        1-yr       3-yr       Life*

       A                              -3.22%     -18.83%     12.09%     59.81%
------------------------------------------------------------------------------
       B                              -3.52%     -19.34%     10.63%     57.73%
------------------------------------------------------------------------------
       C                              -3.52%     -19.34%     10.63%     57.73%
------------------------------------------------------------------------------
       I                              -3.04%     -18.48%     13.01%     60.53%
------------------------------------------------------------------------------
       R                              -3.22%     -18.83%     12.09%     59.81%
------------------------------------------------------------------------------
     529A                             -3.40%     -18.98%     11.88%     59.51%
------------------------------------------------------------------------------
     529B                             -3.61%     -19.16%     11.63%     59.16%
------------------------------------------------------------------------------
     529C                             -3.61%     -19.16%     11.63%     59.16%

-----------------------
Average Annual
-----------------------

Comparative Indices

Average multicap value fund+          -5.18%     -19.08%     -2.83%     -1.38%
------------------------------------------------------------------------------
Russell 1000 Value Index#             -4.56%     -16.93%     -4.87%     -1.58%


* For the period from the commencement of the fund's investment operations, March 17, 1998, through January 31, 2003.
+ Source: Lipper Inc.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL 1000 VALUE INDEX - The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks.

LIPPER AVERAGE MULTI CAP VALUE FUND - Lipper Inc. is an independent firm that reports mutual fund performance. The Strategic Value Fund falls under the multi cap value fund category, and the information presented above represents the total rates of return for the average multi cap value fund tracked by Lipper for the stated periods ended January 31, 2003.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C and 529C share performance, including sales charge, reflects the deduction of the 1% CDSC applicable to Class C and 529C shares redeemed within 12 months. Class I shares have no sales charge and are only available to certain investors. Class R shares ("R") have no initial sales charge or CDSC and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN ABOVE DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in foreign and/or emerging market securities may be unfavorably affected by interest rates, currency exchange rates, economic, and political conditions.

The portfolio utilizes short sales as an investment technique and will suffer a loss if it sells a security short and the value of that security rises.

These risks may increase share price volatility. Please see the prospectus for details.


This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

--------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - (unaudited) 1/ 31/03
--------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad-based asset classes.

Stocks - 96.8%
--------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
--------------------------------------------------------------------------------------------------
U.S. Stocks - 96.8%
--------------------------------------------------------------------------------------------------
Banks & Credit Cos. - 3.5%
--------------------------------------------------------------------------------------------------
Bank of America Corp.                                                  84,230            5,900,311
--------------------------------------------------------------------------------------------------
FleetBoston Financial Corp.                                           574,100           14,989,751
--------------------------------------------------------------------------------------------------
                                                                                       $20,890,062
--------------------------------------------------------------------------------------------------
Biotechnology - 0.2%
--------------------------------------------------------------------------------------------------
Guidant Corp.*                                                         42,535           $1,430,027
--------------------------------------------------------------------------------------------------
Cellular Phones - 3.5%
--------------------------------------------------------------------------------------------------
Motorola, Inc.                                                        834,500            6,659,310
--------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                        335,750           14,403,675
--------------------------------------------------------------------------------------------------
                                                                                       $21,062,985
--------------------------------------------------------------------------------------------------
Chemicals - 0.5%
--------------------------------------------------------------------------------------------------
Lyondell Petrochemical Co.                                            262,000           $3,356,220
--------------------------------------------------------------------------------------------------
Computer Hardware - Systems - 0.6%
--------------------------------------------------------------------------------------------------
Intel Corp.                                                           219,900           $3,443,634
--------------------------------------------------------------------------------------------------
Computer Software - 1.2%
--------------------------------------------------------------------------------------------------
Oracle Corp.*                                                         607,500           $7,308,225
--------------------------------------------------------------------------------------------------
Computer Software - Personal Computers - 1.2%
--------------------------------------------------------------------------------------------------
Microsoft Corp.*                                                      156,700           $7,436,982
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.5%
--------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.*                                         126,300            1,252,896
--------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                             109,600            1,673,592
--------------------------------------------------------------------------------------------------
                                                                                        $2,926,488
--------------------------------------------------------------------------------------------------
Conglomerates - 2.7%
--------------------------------------------------------------------------------------------------
General Electric Co.                                                  316,300            7,319,182
--------------------------------------------------------------------------------------------------
Tyco International Ltd.                                               570,000            9,125,700
--------------------------------------------------------------------------------------------------
                                                                                       $16,444,882
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.6%
--------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                   84,200           $3,900,144
--------------------------------------------------------------------------------------------------
Containers - 2.1%
--------------------------------------------------------------------------------------------------
Owens Illinois, Inc.*                                                 691,200            7,582,464
--------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                        361,400            5,102,968
--------------------------------------------------------------------------------------------------
                                                                                       $12,685,432
--------------------------------------------------------------------------------------------------

Electronics - 0.4%
--------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.*                                         615,500           $2,228,110
--------------------------------------------------------------------------------------------------
Energy - 1.9%
--------------------------------------------------------------------------------------------------
ConocoPhillips                                                        121,100            5,835,809
--------------------------------------------------------------------------------------------------
TXU Corp.                                                             323,600            5,938,060
--------------------------------------------------------------------------------------------------
                                                                                       $11,773,869
--------------------------------------------------------------------------------------------------
Entertainment - 4.1%
--------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                222,600            2,595,516
--------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                    567,900           21,892,545
--------------------------------------------------------------------------------------------------
                                                                                       $24,488,061
--------------------------------------------------------------------------------------------------
Financial Institutions - 8.4%
--------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       405,360           13,936,277
--------------------------------------------------------------------------------------------------
Freddie Mac                                                           263,550           14,753,529
--------------------------------------------------------------------------------------------------
J. P. Morgan Chase & Co.                                              171,100            3,993,474
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             366,430           12,832,378
--------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                      137,030            5,193,437
--------------------------------------------------------------------------------------------------
                                                                                       $50,709,095
--------------------------------------------------------------------------------------------------
Financial Services - 1.6%
--------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                416,240           $9,519,409
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.5%
--------------------------------------------------------------------------------------------------
Bowater, Inc.                                                         221,590           $9,007,634
--------------------------------------------------------------------------------------------------
Industrial Gases - 1.1%
--------------------------------------------------------------------------------------------------
Praxair, Inc.                                                         124,260           $6,777,140
--------------------------------------------------------------------------------------------------
Insurance - 5.8%
--------------------------------------------------------------------------------------------------
Allstate Corp.                                                        210,540            7,408,903
--------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                               273,210           11,387,393
--------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., "A"                              235,270            6,481,688
--------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.*                                    613,600            9,946,456
--------------------------------------------------------------------------------------------------
                                                                                       $35,224,440
--------------------------------------------------------------------------------------------------
Medical & Health Products - 9.8%
--------------------------------------------------------------------------------------------------
Baxter International, Inc.                                            218,500            6,157,330
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       163,500            9,849,240
--------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                     247,050           13,684,099
--------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          610,000           18,519,600
--------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                 607,150           10,995,487
--------------------------------------------------------------------------------------------------
                                                                                       $59,205,756
--------------------------------------------------------------------------------------------------

Metals & Minerals - 2.4%
--------------------------------------------------------------------------------------------------
Alcoa, Inc.                                                           566,450           11,198,716
--------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                     89,900            3,106,045
--------------------------------------------------------------------------------------------------
                                                                                       $14,304,761
--------------------------------------------------------------------------------------------------
Oil Services - 7.8%
--------------------------------------------------------------------------------------------------
BJ Services Co.*                                                      231,950            7,090,712
--------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                 196,000            9,500,120
--------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   446,600            9,704,618
--------------------------------------------------------------------------------------------------
Noble Corp.*                                                          430,390           14,753,769
--------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                     158,400            5,971,680
--------------------------------------------------------------------------------------------------
                                                                                       $47,020,899
--------------------------------------------------------------------------------------------------
Oils - 5.7%
--------------------------------------------------------------------------------------------------
Apache Corp.                                                           97,691            6,096,895
--------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                    371,085           16,810,151
--------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                            402,390           11,753,812
--------------------------------------------------------------------------------------------------
                                                                                       $34,660,858
--------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.8%
--------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                         194,900           $4,570,405
--------------------------------------------------------------------------------------------------
Restaurants & Lodging - 1.5%
--------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                   362,900            4,249,559
--------------------------------------------------------------------------------------------------
McDonald's Corp.                                                      360,400            5,132,096
--------------------------------------------------------------------------------------------------
                                                                                        $9,381,655
--------------------------------------------------------------------------------------------------
Retail - 7.1%
--------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      379,810            7,938,029
--------------------------------------------------------------------------------------------------
May Department Stores Co.                                             136,300            2,794,150
--------------------------------------------------------------------------------------------------
Sears, Roebuck & Co.                                                1,016,791           26,894,122
--------------------------------------------------------------------------------------------------
Target Corp.                                                           86,600            2,442,986
--------------------------------------------------------------------------------------------------
The Limited., Inc.                                                    218,500            2,750,915
--------------------------------------------------------------------------------------------------
                                                                                       $42,820,202
--------------------------------------------------------------------------------------------------
Supermarkets - 2.7%
--------------------------------------------------------------------------------------------------
Kroger Co.*                                                           964,000           14,546,760
--------------------------------------------------------------------------------------------------
Safeway, Inc.*                                                         71,700            1,699,290
--------------------------------------------------------------------------------------------------
                                                                                       $16,246,050
--------------------------------------------------------------------------------------------------
Telecommunications - 5.3%
--------------------------------------------------------------------------------------------------
AT&T Corp.                                                            468,236            9,121,237
--------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          596,315           22,826,938
--------------------------------------------------------------------------------------------------
                                                                                       $31,948,175
--------------------------------------------------------------------------------------------------

Telecommunications & Cable - 2.7%
--------------------------------------------------------------------------------------------------
Comcast Corp. "Special A"*                                            635,600          $16,258,648
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 3.9%
--------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                       3,882,952          $23,569,519
--------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 0.8%
--------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.*                                  292,240           $4,935,934
--------------------------------------------------------------------------------------------------
Utilities - Electric - 4.7%
--------------------------------------------------------------------------------------------------
Calpine Corp.*                                                      3,182,150           10,373,809
--------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                      78,000            1,328,340
--------------------------------------------------------------------------------------------------
NiSource, Inc.                                                        926,200           16,458,574
--------------------------------------------------------------------------------------------------
                                                                                       $28,160,723
--------------------------------------------------------------------------------------------------
Utilities - Gas - 0.2%
--------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                  48,350              995,043
--------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $584,691,467
--------------------------------------------------------------------------------------------------
Foreign Stocks - 1.1%
--------------------------------------------------------------------------------------------------
United Kingdom - 1.1%
--------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Oils) (Identified Cost, $6,133,460)                166,400            6,491,264
--------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $667,746,843)                                          $591,182,731
--------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.7%
--------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., dated 1/31/03, due
2/03/03, total to be received $4,238,466 (secured by
various U.S. Treasury & Federal Agency Obligations in a
jointly traded account), at cost                                        4,238            4,238,000
--------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $671,984,843)                                     $595,420,731
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.4%                                                    8,176,456
--------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $603,597,187
--------------------------------------------------------------------------------------------------

*Non-income producing security.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF ASSETS AND LIABILITIES - (unaudited)
---------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

AT 1/31/03

ASSETS

Investments, at value (identified cost, $671,984,843)          $595,420,731
--------------------------------------------------------------------------------------------------
Cash                                                                    231
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                   4,102,258
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                  12,451,132
--------------------------------------------------------------------------------------------------
Interest and dividends receivable                                   875,569
--------------------------------------------------------------------------------------------------
Total assets                                                                          $612,849,921
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for fund shares reacquired                               $1,316,351
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                 7,755,240
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                     12,336
--------------------------------------------------------------------------------------------------
  Shareholders servicing agent fee                                    1,690
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                       11,768
--------------------------------------------------------------------------------------------------
  Administrative fee                                                    299
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              155,050
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $9,252,734
--------------------------------------------------------------------------------------------------
Net assets                                                                            $603,597,187
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                $765,918,084
--------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                    (76,559,322)
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (85,939,289)
--------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                     177,714
--------------------------------------------------------------------------------------------------
Total                                                                                 $603,597,187
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               56,212,747
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - (unaudited) - continued

Class A shares
  Net assets                                                   $251,934,435
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             23,287,094
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.82
--------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$10.82)                                               $11.48
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                   $258,035,414
--------------------------------------------------------------------------------------------------
  Shares outstanding                                             24,164,724
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.68
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $87,037,537
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              8,152,903
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.68
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $6,438,165
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                593,897
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.84
--------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                         $4,859
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                    449
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.82
--------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - (unaudited) - continued

Class 529A shares

  Net assets                                                        $69,562
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  6,440
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.80
---------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $34,193
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  3,206
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.67
---------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $43,022
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                  4,034
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                 $10.66
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF OPERATIONS - (unaudited)
---------------------------------------------------------------------------------------------------

The Statement of Operations describes how much your fund received as investment income, expenses deducted from income and a description of realized and unrealized gains (losses) for the fund.

SIX MONTHS ENDING 1/31/03

NET INVESTMENT INCOME

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                        $5,639,474
---------------------------------------------------------------------------------------------------
  Interest                                                             75,495
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (4,981)
---------------------------------------------------------------------------------------------------
Total investment income                                                                  $5,709,988
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                   $2,332,521
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                                5,250
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     312,722
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              442,236
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                            1,348,975
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              451,256
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                    2
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                                53
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                                72
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                               101
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                         38
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                         18
---------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                         25
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    2,122
---------------------------------------------------------------------------------------------------
  Custodian fee                                                       104,127
---------------------------------------------------------------------------------------------------
  Printing                                                             50,737
---------------------------------------------------------------------------------------------------
  Postage                                                              59,139
---------------------------------------------------------------------------------------------------
  Auditing fees                                                        15,100
---------------------------------------------------------------------------------------------------
  Legal fees                                                            3,096
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                       410,929
---------------------------------------------------------------------------------------------------
Total expenses                                                     $5,538,519
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (6,776)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $5,531,743
---------------------------------------------------------------------------------------------------
Net investment income                                                                      $178,245
---------------------------------------------------------------------------------------------------
See notes to financial statements.

Statement of Operations - (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                        $(51,529,088)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (7,857)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                           $(51,536,945)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                     $26,927,776
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                            9,961
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                             $26,937,737
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and foreign
currency                                                                               $(24,599,208)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                 $(24,420,963)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This Statement gives you a summary of distributions of income and gains (losses) separated by share class.

                                                                 SIX MONTHS                YEAR
                                                                   ENDING                 ENDING
                                                                  1/31/03                7/31/02
                                                                (UNAUDITED)

OPERATIONS
Net investment income                                               $178,245               $501,837
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                     (51,536,945)           (34,297,473)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                              26,937,737           (103,257,314)
-------------------------------------------------------------   ------------          -------------
Decrease in net assets from operations                          $(24,420,963)         $(138,056,624)
-------------------------------------------------------------   ------------          -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
---------------------------------------------------------------------------------------------------
  Class A                                                              $  --                $(8,361)
---------------------------------------------------------------------------------------------------
  Class I                                                                 --                   (600)
---------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign currency
transactions
---------------------------------------------------------------------------------------------------
  Class A                                                                 --               (111,034)
---------------------------------------------------------------------------------------------------
  Class B                                                                 --               (147,614)
---------------------------------------------------------------------------------------------------
  Class C                                                                 --                (48,365)
---------------------------------------------------------------------------------------------------
  Class I                                                                 --                 (4,234)
---------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $  --              $(320,208)
-------------------------------------------------------------   ------------          -------------
Net increase in net assets from fund share transactions           $8,498,304           $579,846,438
-------------------------------------------------------------   ------------          -------------
Total increase (decrease) in net assets                         $(15,922,659)          $441,469,606
-------------------------------------------------------------   ------------          -------------

NET ASSETS

At beginning of period                                          $619,519,846           $178,050,240
---------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $177,714 and accumulated net
investment loss of $531, respectively)                          $603,597,187           $619,519,846
---------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights show income, gains, losses and distributions per share for each share class offered by the fund.

                                   SIX MONTHS                          YEARS ENDING 7/31
                                     ENDING         --------------------------------------------------------       PERIOD ENDING
                                     1/31/03            2002            2001           2000           1999           7/31/98(2)
CLASS A                            (UNAUDITED)

Net asset value, beginning of
period                               $11.18             $13.64         $12.25         $14.25         $10.66            $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(6)

  Net investment income(1)            $0.02              $0.04          $0.04          $0.07          $0.05             $0.05
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                (0.38)             (2.49)          2.57           0.97           4.08              0.61
--------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                           $(0.36)            $(2.45)         $2.61          $1.04          $4.13             $0.66
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income         $   --             $(0.00)(5)     $(0.06)        $(0.09)        $(0.04)           $   --
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                  --              (0.01)         (1.16)         (2.52)         (0.50)               --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized
  gain on investments and
  foreign currency transactions          --                 --             --          (0.43)            --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                      $   --             $(0.01)        $(1.22)        $(3.04)        $(0.54)           $   --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                            $10.82             $11.18         $13.64         $12.25         $14.25            $10.66
--------------------------------------------------------------------------------------------------------------------------------
Total return(8) (%)                   (3.22)(4)         (17.98)         21.95          10.16          40.45              6.70(4)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                     SIX MONTHS                          YEARS ENDING 7/31
                                       ENDING           ----------------------------------------------------       PERIOD ENDING
                                       1/31/03              2002           2001          2000         1999          7/31/98(2)
CLASS A                              (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA(1):

Expenses(7)                             1.41(3)            1.46           1.50           1.26           1.27             1.25(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)               0.43(3)            0.29           0.39           0.62           0.45             1.22(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    39                 78             63            142            131               48
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $251,934           $244,996        $64,619           $105           $809             $585
--------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement, which ended on March 28, 2002, to pay all of the fund's operating expenses, exclusive of the management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than
   0.40% of average daily net assets. Prior to December 1, 2000 the reimbursement fee was 1.25%. In addition, prior to December
   1, 2000 the investment adviser and the distributor voluntarily waived their fees. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment income (loss)          $   --              $0.04         $(0.01)        $(0.39)        $(0.26)          $(0.23)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(7)                               --               1.42           2.00           5.13           3.93             8.58(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              --               0.33          (0.11)         (3.25)         (2.21)           (6.10)(3)
--------------------------------------------------------------------------------------------------------------------------------

2. For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 1998.
3. Annualized.
4. Not annualized.
5. Per share amount was less than $0.01.
6. Per share data are based on average shares outstanding.
7. Ratios do not reflect expense reductions from certain expense offset arrangements.
8  Total returns for class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued
                                                         SIX MONTHS ENDING                YEAR ENDING            PERIOD ENDING
                                                              1/31/03                       7/31/02                7/31/01(2)
CLASS B                                                     (UNAUDITED)

Net asset value, beginning of period                           $11.07                        $13.60                   $13.33
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment loss(1)                                       $(0.01)                       $(0.05)                  $(0.02)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                                      (0.38)                        (2.48)                    0.29
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $(0.39)                       $(2.53)                  $(0.27)
------------------------------------------------------------   ------                        ------                   ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                              --                           (0.01)                    --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.68                        $11.07                   $13.60
------------------------------------------------------------   ------                        ------                   ------
Total return (%)                                                (3.52)(4)                    (18.55)                    2.03(4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)                                                      2.06(3)                       2.11                     2.15(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                             (0.22)(3)                     (0.37)                   (0.25)(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 39                            78                       63
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                                                     $258,035                      $271,674                  $82,823
--------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement, which ended on March 28, 2002, to pay all of the fund's operating expenses, exclusive of the management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than
   0.40% of average daily net assets. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                            $   --                        $(0.04)                  $(0.05)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS)

Expenses(6)                                                      --                            2.07                     2.63(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                              --                           (0.33)                   (0.73)(3)
--------------------------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class B shares, December 29, 2000, through July 31, 2001.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                                           SIX MONTHS ENDING               YEAR ENDING           PERIOD ENDING
                                                                1/31/03                      7/31/02               7/31/01(2)
CLASS C                                                       (UNAUDITED)
Net asset value, beginning of period                           $11.07                        $13.59                   $13.33
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment loss(1)                                       $(0.01)                       $(0.05)                  $(0.02)
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency                           (0.38)                        (2.47)                    0.28
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $(0.39)                       $(2.52)                  $(0.26)
------------------------------------------------------------   ------                        ------                   ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                              --                           (0.01)                    --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.68                        $11.07                   $13.59
------------------------------------------------------------   ------                        ------                   ------
Total return (%)                                                (3.52)(4)                    (18.49)                    1.95(4)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(1):

Expenses(6)                                                      2.06(3)                       2.11                     2.15(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                             (0.22)(3)                     (0.37)                   (0.26)(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 39                            78                       63
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                     $87,038                       $90,726                  $25,399
--------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement, which ended on March 28, 2002, to pay all of the fund's operating expenses, exclusive of the management and distribution and service fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than
   0.40% of average daily net assets. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment loss                                            $   --                        $(0.04)                  $(0.05)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS

Expenses(6)                                                      --                            2.07                     2.63(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                              --                           (0.33)                   (0.74)(3)
--------------------------------------------------------------------------------------------------------------------------------

2. For the period from the inception of Class C shares, December 29, 2000, through July 31, 2001.
3. Annualized.
4. Not annualized.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

                                     SIX MONTHS                          YEARS ENDING 7/31
                                       ENDING          -----------------------------------------------------       PERIOD ENDING
                                      1/31/03             2002           2001           2000          1999          7/31/98(2)
CLASS I                             (UNAUDITED)
Net asset value, beginning of
period                                $11.19            $13.61         $12.19         $14.23         $10.65            $10.00
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS(6)

 Net investment income(1)              $0.04             $0.09          $0.10          $0.07          $0.05             $0.05
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments and
 foreign currency                      (0.39)            (2.50)          2.54           0.93           4.07              0.60
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations      $(0.35)           $(2.41)         $2.64          $1.00          $4.12             $0.65
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net investment income           $   --            $(0.00)(5)     $(0.06)        $(0.09)        $(0.04)           $   --
--------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
 investments and foreign
 currency transactions                    --             (0.01)         (1.16)         (2.52)         (0.50)               --
--------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain
 on investments and foreign
 currency transactions                    --                --             --          (0.43)            --                --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                          $   --            $(0.01)        $(1.22)        $(3.04)        $(0.54)           $   --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
of period                             $10.84            $11.19         $13.61         $12.19         $14.23            $10.65
--------------------------------------------------------------------------------------------------------------------------------
Total return(8) (%)                    (3.04)(4)        (17.72)         22.36           9.89          40.42              6.50(4)
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                         YEARS ENDING 7/31
                                         ENDING          ---------------------------------------------------       PERIOD ENDING
                                        1/31/03             2002           2001          2000         1999          7/31/98(2)
CLASS I                               (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(1):

Expenses(7)                             1.06(3)           1.11           1.15           1.26           1.27              1.25(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (%)               0.74(3)           0.66           0.75           0.59           0.45              1.19(3)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                    39                78             63            142            131                48
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                              $6,438           $12,109         $5,209         $1,063         $1,226              $166
--------------------------------------------------------------------------------------------------------------------------------

1. Subject to reimbursement by the fund, the investment adviser voluntarily agreed under a temporary expense reimbursement agreement, which ended on March 28, 2002, to pay all of the fund's operating expenses, exclusive of the management fees. In consideration, the fund paid the investment adviser a reimbursement fee not greater than 0.40% of average daily net assets.
   In addition, prior to December 1, 2000 the investment adviser voluntarily waived its fees. To the extent actual expenses were over/under this limitation and the waivers had not been in place, the net investment loss per share and the ratios would have been:

Net investment income (loss)          $   --             $0.09          $0.03         $(0.36)        $(0.24)           $(0.25)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (TO AVERAGE NET ASSETS):

Expenses(7)                               --              1.07           1.65           4.78           3.58              8.23(3)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              --              0.70           0.25          (2.93)         (1.86)            (5.78)(3)
--------------------------------------------------------------------------------------------------------------------------------

2. For the period from the commencement of the fund's investment operations, March 17, 1998, through July 31, 1998.
3. Annualized.
4. Not annualized.
5. Per share amount was less than $0.01.
6. Per share data are based on average shares outstanding.
7. Ratios do not reflect expense reductions from certain expense offset arrangements.
8. Total returns for class I shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

Financial Highlights - continued

FOR PERIOD ENDING 1/31/03(1)

CLASS R

Net asset value, beginning of period                                                      $10.00
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(5)

  Net investment income                                                                    $0.00(4)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency                      0.82
--------------------------------------------------------------------------------------------------
Total from investment operations                                                           $0.82
--------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                              $   --
--------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions                     --
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and foreign currency transactions             --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $   --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $10.82
--------------------------------------------------------------------------------------------------
Total return (%)                                                                           (3.22)(3)
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(6)                                                                                 1.56(2)
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (0.36)(2)
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            39
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                     $5
--------------------------------------------------------------------------------------------------

1. For the period from the inception of Class R shares, December 31, 2002, through January 31, 2003.
2. Annualized.
3. Not annualized.
4. Per share amount was less than $0.01.
5. Per share data are based on average shares outstanding.
6. Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR PERIOD ENDING 1/31/03(1)

CLASS 529A

Net asset value, beginning of period                                                      $10.00
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                                                    $0.01
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency                      0.79
--------------------------------------------------------------------------------------------------
Total from investment operations                                                           $0.80
--------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                              $   --
--------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions                     --
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and foreign currency transactions             --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $   --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $10.80
--------------------------------------------------------------------------------------------------
Total return (%)                                                                           (3.40)(3)
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(5)                                                                                 1.66(2)
--------------------------------------------------------------------------------------------------
Net investment income                                                                       0.27(2)
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            39
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                    $70
--------------------------------------------------------------------------------------------------

1. For the period from the inception of Class 529A shares, July 31, 2002, through January 31, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

Financial Highlights - continued

FOR PERIOD ENDING 1/31/03(1)

CLASS 529B

Net asset value, beginning of period                                                      $10.00
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                                                   $(0.02)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency                      0.69
--------------------------------------------------------------------------------------------------
Total from investment operations                                                           $0.67
--------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                              $   --
--------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions                     --
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and foreign currency transactions             --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $   --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $10.67
--------------------------------------------------------------------------------------------------
Total return (%)                                                                           (3.61)(3)
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(5)                                                                                 2.31(2)
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (0.46)(2)
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            39
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                    $34
--------------------------------------------------------------------------------------------------

1. For the period from the inception of Class 529B shares, July 31, 2002, through January 31, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect expense reductions from certain expense offset arrangements.
See notes to financial statements.

Financial Highlights - continued

FOR PERIOD ENDING 1/31/03(1)

CLASS 529C

Net asset value, beginning of period                                                      $10.00
--------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(4)

  Net investment income                                                                   $(0.02)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and foreign currency                      0.68
--------------------------------------------------------------------------------------------------
Total from investment operations                                                           $0.66
--------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                                              $   --
--------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions                     --
--------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments and foreign currency transactions             --
--------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $   --
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                            $10.66
--------------------------------------------------------------------------------------------------
Total return (%)                                                                           (3.61)(3)
--------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):

Expenses(5)                                                                                 2.31(2)
--------------------------------------------------------------------------------------------------
Net investment loss                                                                        (0.34)(2)
--------------------------------------------------------------------------------------------------
Portfolio turnover                                                                            39
--------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                                    $43
--------------------------------------------------------------------------------------------------

1. For the period from the inception of Class 529C shares, July 31, 2002, through January 31, 2003.
2. Annualized.
3. Not annualized.
4. Per share data are based on average shares outstanding.
5. Ratios do not reflect expense reductions from certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Strategic Value Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $6,776 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, mortgage-backed securities, derivatives, real estate investment trusts, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended July 31, 2002 and July 31, 2001 was as follows:

                                                    7/31/02            7/31/01
Distributions declared from:
-------------------------------------------------------------------------------
  Ordinary income                                  $308,144            $77,613
-------------------------------------------------------------------------------
  Long-term capital gain                             12,064             40,664
-------------------------------------------------------------------------------
Total Distributions Declared                       $320,208           $118,277
-------------------------------------------------------------------------------

During the year ended July 31, 2002, accumulated net investment income loss decreased by $505,522, accumulated net realized loss on investments and foreign currency transactions decreased by $7,235, and paid-in capital decreased by $512,757 due to differences between book and tax accounting for currency transactions, wash sales, and capital losses. This change had no effect on the net assets or net asset value per share.

As of July 31, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

    Undistributed ordinary income                               $   --
    ---------------------------------------------------------------------
    Undistributed long-term capital gain                            --
    ---------------------------------------------------------------------
    Capital loss carryforward                               (3,521,246)
    ---------------------------------------------------------------------
    Unrealized loss                                       (112,684,065)
    ---------------------------------------------------------------------
    Other temporary diffrences                             (21,694,623)
    ---------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on July 31, 2010, ($3,521,246).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                           0.0175%
    ------------------------------------------------------------------
    Next $2.5 billion                                          0.0130%
    ------------------------------------------------------------------
    Next $2.5 billion                                          0.0005%
    ------------------------------------------------------------------
    In excess of $7 billion                                    0.0000%
    ------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $68,327 and $286 for the year ended January 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                               CLASS A     CLASS B     CLASS C     CLASS R     CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                 0.10%       0.75%       0.75%       0.25%          0.25%          0.75%          0.75%
-----------------------------------------------------------------------------------------------------------------------
Service Fee                      0.25%       0.25%       0.25%       0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------------
Total Distribution Plan          0.35%       1.00%       1.00%       0.50%          0.50%          1.00%          1.00%
-----------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the period ended January 31,
2003, amounted to:

                               CLASS A     CLASS B     CLASS C     CLASS R     CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by
MFD                             $6,009        $960        $381        $ --           $ --           $ --           $ --
-----------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended January 31, 2003, were as follows:

                               CLASS A     CLASS B     CLASS C     CLASS R     CLASS 529A     CLASS 529B     CLASS 529C

Total Distribution Plan          0.35%       1.00%       1.00%       0.50%          0.35%          1.00%          1.00%
-----------------------------------------------------------------------------------------------------------------------

Class 529A is currently paying only 0.10% distribution fee. The Class 529A distribution fee will be increased to 0.25% on such a date as the Trustees of the fund may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended January 31, 2003, were as follows:

                         CLASS A    CLASS B   CLASS 529B    CLASS C CLASS 529C

Contingent Deferred
Sales Charges Imposed    $14,417   $691,635         $ --    $34,424       $ --
--------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.10% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.10%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $248,156,735 and $238,154,286, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                        $681,027,908
    -------------------------------------------------------------------
    Gross unrealized appreciation                          $24,227,632
    -------------------------------------------------------------------
    Gross unrealized depreciation                         (109,834,809)
    -------------------------------------------------------------------
    Net unrealized depreciation                           $(85,607,177)
    -------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                Period ending                      Year ending
                                                   1/31/03                           7/31/02
                                           SHARES            AMOUNT           SHARES           AMOUNT

CLASS A SHARES
Shares sold                               13,645,713      $153,481,446      25,758,279      $345,808,780
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    327             3,253           7,789           103,780
---------------------------------------------------------------------------------------------------------
Shares reacquired                        (12,274,289)     (136,805,744)     (8,587,574)     (111,072,995)
---------------------------------------------------------------------------------------------------------
Net increase                               1,371,751       $16,678,955      17,178,494      $234,839,565
---------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                                4,155,198       $45,878,588      25,850,641      $340,320,053
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    295             3,288          10,529           137,832
---------------------------------------------------------------------------------------------------------
Shares reacquired                         (4,532,733)      (48,797,263)     (7,411,247)      (90,024,631)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (377,240)      $(2,915,387)     18,449,923       $250,433,254
---------------------------------------------------------------------------------------------------------


CLASS C SHARES
Shares sold                                1,364,027       $15,037,683       8,357,178      $109,813,043
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    166             1,834           2,916            38,603
---------------------------------------------------------------------------------------------------------
Shares reacquired                         (1,408,760)      (15,190,579)     (2,031,018)      (25,239,817)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                      (44,567)        $(151,062)      6,329,076        $84,611,829
---------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                                   92,883        $1,025,187         926,612       $12,833,712
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --             192             2,554
---------------------------------------------------------------------------------------------------------
Shares reacquired                           (581,468)       (6,280,589)       (227,098)       (2,890,076)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)                     (488,585)      $(5,255,402)        699,706        $9,946,190
---------------------------------------------------------------------------------------------------------

CLASS R SHARES
Shares sold                                      449            $3,878              --            $   --
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                                 --                --              --                --
---------------------------------------------------------------------------------------------------------
Net increase                                     449            $3,878              --            $   --
---------------------------------------------------------------------------------------------------------

CLASS 529A SHARES
Shares sold                                    6,615           $75,497             470            $5,200
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                               (645)           (7,306)             --                --
---------------------------------------------------------------------------------------------------------
Net increase                                   5,970           $68,191             470            $5,200
---------------------------------------------------------------------------------------------------------

CLASS 529B SHARES
Shares sold                                    2,754           $30,479             474            $5,200
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                                (22)             (241)             --                --
---------------------------------------------------------------------------------------------------------
Net increase                                   2,732           $30,238             474            $5,200
---------------------------------------------------------------------------------------------------------
CLASS 529C SHARES
Shares sold                                    3,580           $39,116             474            $5,200
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                     --                --              --                --
---------------------------------------------------------------------------------------------------------
Shares reacquired                                (20)             (223)             --                --
---------------------------------------------------------------------------------------------------------
Net increase                                   3,560           $38,893             474            $5,200
---------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the period ended January 31, 2003, was $3,384. The fund had no borrowings during the period.

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust X, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES* (born 06/02/55)                       LAWRENCE T. PERERA (born 06/23/35)
Trustee, Chairman                                        Trustee
Massachusetts Financial Services Company, Chairman       Hemenway & Barnes (attorneys), Partner

JOHN W. BALLEN* (born 09/12/59)                          WILLIAM J. POORVU (born 04/10/35)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Private investor; Harvard University Graduate
Executive Officer and Director                           School of Business Administration, Class of 1961
                                                         Adjunct Professor in Entrepreneurship Emeritus;
KEVIN R. PARKE* (born 12/14/59)                          CBL & Associates Properties, Inc. (real estate
Trustee                                                  investment trust), Director
Massachusetts Financial Services Company, Chief
Investment Officer, President and Director               J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
INDEPENDENT TRUSTEES                                     Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
LAWRENCE H. COHN, M.D. (born 03/11/37)                   (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993);
Brigham and Women's Hospital, Chief of Cardiac           Cambridge Nutraceuticals (professional nutritional
Surgery; Harvard Medical School, Professor of            products), Chief Executive Officer (until May
Surgery                                                  2001); Paragon Trade Brands, Inc. (disposable
                                                         consumer products), Director (until January 2002)
WILLIAM R. GUTOW (born 09/27/41)
Trustee                                                  ELAINE R. SMITH (born 04/25/46)
Private investor and real estate consultant;             Trustee
Capitol Entertainment Management Company (video          Independent health care industry consultant
franchise), Vice Chairman
                                                         WARD SMITH (born 09/13/30)
J. ATWOOD IVES (born 05/01/36)                           Trustee
Trustee                                                  Private investor; Sundstrand Corporation
Private investor; KeySpan Corporation (energy            (manufacturer of highly engineered products for
related services), Director; Eastern Enterprises         industrial and aerospace applications), Director
(diversified services company), Chairman, Trustee        (until June 1999)
and Chief Executive Officer (until November 2000)

ABBY M. O'NEILL (born 04/27/28)
Trustee
Private investor; Rockefeller Financial Services,
Inc. (investment advisers), Chairman and Chief
Executive Officer

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
  * "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        RICHARD M. HISEY (born 08/29/58)
Trustee, Chairman                                        Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Senior
                                                         Vice President (since July 2002); The Bank of New
JOHN W. BALLEN (born 09/12/59)                           York, Senior Vice President (September 2000 to
Trustee and President                                    July 2002); Lexington Global Asset Managers, Inc.,
Massachusetts Financial Services Company, Chief          Executive Vice President and General Manager
Executive Officer and Director                           (prior to September 2000)

JAMES R. BORDEWICK, JR. (born 03/06/59)                  ELLEN MOYNIHAN (born 11/13/57)
Assistant Secretary and Assistant Clerk                  Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Vice
Vice President and Associate General Counsel             President

STEPHEN E. CAVAN (born 11/06/53)                         JAMES O. YOST (born 06/12/60)
Secretary and Clerk                                      Assistant Treasurer
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Senior
Vice President, General Counsel and Secretary            Vice President

ROBERT R. FLAHERTY (born 09/18/63)
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Ives, Perera and Poorvu, and Ms. Smith have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen and Gutow have each served as a Trustee of the Trust since August 1, 2001. Messrs. Cohn, Sherratt and Smith, and Ms. O'Neill were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02210

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street Boston, MA                           New York, NY 10081
02116-3741

PORTFOLIO MANAGER
Kenneth J. Enright+


+ MFS Investment Management

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[Logo] M F S(R)                                                 ---------------
INVESTMENT MANAGEMENT                                              PRSRT STD
                                                                  U.S. POSTAGE
500 Boylston Street                                                  PAID
Boston, MA 02116-3741                                                 MFS
                                                                ---------------


(C)2003 MFS Investment Management(R).
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116.

                                                              SVF-SEM-3/03 105M